Loans and Obligations - Summary of Loans and Obligations (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Loans And Obligations [Abstract]
Convertible preferred shares	R$ 431,333	R$ 0	R$ 431,334	R$ 0
Commercial Notes	73,189	83,212	73,189	83,212
Consideration payable	48,199	43,579	48,199	43,579
Contingent consideration	64,370	48,499	64,370	48,499
Contingent consideration current and non current	617,091	175,290	617,091	175,290
Current	76,722	13,168	76,722	13,168
Non-current	R$ 540,369	R$ 162,122	R$ 540,369	R$ 162,122